Nature of Organization and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of organization

On April 25, 2018, C-Bond Systems, Inc. and its subsidiary, WETM Acquisition Corp. (“Acquisition Sub”) entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement with C-Bond Systems, LLC which was organized as a limited liability company in Texas and started business on August 7, 2013 and has three subsidiaries. Pursuant to the terms of the Merger Agreement, on April 25, 2018, referred to as the Closing Date, the Acquisition Sub merged with and into C-Bond Systems, LLC, which was the surviving corporation. Accordingly, C-Bond Systems, LLC became a wholly-owned subsidiary of C-Bond Systems, Inc., C-Bond Systems, Inc., and its subsidiaries are herein referred to as “the Company”. Any reference to contractual agreements throughout these footnotes may relate to C-Bond Systems Inc., or one of its subsidiaries.

Pursuant to the Merger, the Company acquired all of the outstanding equity interests of C-Bond Systems, LLC. It is engaged in the implementation of proprietary nanotechnology applications and processes to enhance properties of strength, functionality and sustainability within brittle material systems with a strong focus in the glass industry. At the time a certificate of merger reflecting the Merger was filed with the Secretary of State of Texas, or the Effective Time, all of the outstanding common units of C-Bond Systems, LLC (“Common Units”) that were issued and outstanding immediately prior to the closing of the Merger were converted into an aggregate of 63,505,783 shares of our common stock. As a result, each common unit of C-Bond Systems, LLC was converted into approximately 3.233733 shares of our common stock (the “Conversion Ratio”).  In addition, pursuant to the Merger Agreement, each option to purchase Common Units, issued and outstanding immediately prior to the closing of the Merger was assumed and converted into an option to purchase an equivalent number of shares of our common stock and the exercise price of each such option was divided by the Conversion Ratio. As a result, a total of 14,494,213 options were issued.

The Merger Agreement contained customary representations and warranties and pre- and post-closing covenants of each party and customary closing conditions.

The Merger was treated as a reverse merger and recapitalization of C-Bond Systems, LLC for financial reporting purposes since the C-Bond Systems LLC members retained an approximate 87% controlling interest in the post-merger consolidated entity. C-Bond Systems, LLC is considered the acquirer for accounting purposes, and the Company’s historical financial statements before the Merger will be replaced with the historical financial statements of C-Bond Systems, LLC and Subsidiaries before the Merger in future filings with the SEC. The balance sheets at their historical cost basis of both entities are combined at the merger date and the results of operations from the merger date forward will include the historical results of C-Bond Systems, LLC and its subsidiaries and results of C-Bond Systems, Inc. (f.k.a. Westmountain Alternative Energy, Inc) from the merger date forward. The Merger was intended to be treated as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.

On June 7, 2018, a majority of the Company’s shareholders and its board approved the change of the Company’s name to C-Bond Systems, Inc., approved an increase in the Company’s authorized number of common shares from 100,000,000 to 500,000,000 shares of common stock, and authorized 1,000,000 shares of preferred stock to have such classes and preferences as the Board of Directors may determine from time to time. These changes became effective on July 18, 2018.

All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the reverse merger and recapitalization.

Basis of presentation and principles of consolidation

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiaries, C-Bond Systems, LLC, C-Bond R&D Solutions, LLC, C-Bond Industrial Solutions, LLC, and C-Bond Security Solutions, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

Management acknowledges its responsibility for the preparation of the accompanying unaudited condensed consolidated financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its financial position and the results of its operations for the periods presented. The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) for interim financial information and with the instructions Article 8-03 of Regulation S-X. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. Certain information and note disclosure normally included in consolidated financial statements prepared in accordance with U.S. GAAP has been condensed or omitted from these statements pursuant to such accounting principles and, accordingly, they do not include all the information and notes necessary for comprehensive consolidated financial statements These unaudited condensed consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to the consolidated financial statements for the years ended December 31, 2017 and 2016 of the Company which were included in the Company’s report on Form 8-K as filed with the Securities and Exchange Commission on May 1, 2018.

Going concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying condensed consolidated financial statements, the Company had a net loss of $7,586,901 for the nine months ended September 30, 2018. The net cash used in operations was $1,474,860 for the nine months ended September 30, 2018. Additionally, the Company had an accumulated deficit, shareholders’ deficit, and working capital deficit of $30,441,457, $255,295 and $329,458, respectively, at September 30, 2018. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. The Company is seeking to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of common shares and from the issuance of convertible promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail its operations. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

C-Bond Systems, Inc. (the “Company”) is incorporated in the State of Colorado. C-Bond Systems, LLC (the “LLC”) is a company formed in Texas on August 7, 2013 and is a subsidiary of the Company as of April 26, 2018. The Company and its subsidiaries are a nanotechnology company and sole owners, developers and manufacturers of the patented C-Bond technology. The Company is engaged in the implementation of proprietary and nanotechnology applications and processes to enhance properties of strength, functionality and sustainability within brittle material systems. The Company presently has a focus in the multi-billion dollar glass and window film industry with target markets in the United States and internationally.

On April 25, 2018, the LLC entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement with WestMountain Alternative Energy, Inc. (“WestMountain”), an inactive publicly held company, and its subsidiary, WETM Acquisition Corp. (“Acquisition Sub”). Pursuant to the terms of the Merger Agreement, on April 25, 2018, or the Closing Date, the Acquisition Sub merged with and into the LLC, which was the surviving corporation. Accordingly, the LLC became a wholly-owned subsidiary of WestMountain whose name then changed to C-Bond Systems, Inc. (See Note 10).

All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the reverse merger and recapitalization. Additionally, the Company name has been changed throughout these consolidated financial statements to C-Bond Systems, Inc. to retroactively reflect the new reorganized entity as a corporation resulting from the reverse merger, however all balances, results of operations, and disclosures still relate only to those of the LLC for the periods presented.

Basis of presentation and principles of consolidation

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiaries, C-Bond R&D Solutions, LLC, C-Bond Industrial Solutions, LLC, and C-Bond Security Solutions, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company had a net loss of $8,299,692 and $5,872,268 for the years ended December 31, 2017 and 2016, respectively.  The net cash used in operations were $1,084,508 and $1,633,631 for the years ended December 31, 2017 and 2016, respectively. Additionally, the Company had an accumulated deficit, a shareholders’ deficit and a working capital deficit of $22,854,556, $681,043 and $688,226, respectively, at December 31, 2017. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. The Company is seeking to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of common shares and from the issuance of convertible promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail its operations. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.